Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary Of Earnings per Shares, basic and diluted
Presented in the table below is a reconciliation of the numerator and denominator for the basic and diluted earnings per share (“EPS”) calculations for the periods ended:

(in ‘000)	December 31, 2021		December 31, 2020		December 31, 2019
Numerator:
Net loss attributable to the Company	$(24,453	) $	(35,201	) $	(23,443)
Less cumulative earnings to preferred shareholder	(22,822)		(26,900)		(21,647)
Add premium on preferred conversion to common shares	4,074		—		—

Net income (loss) attributable to common stockholders	(43,201)		(62,101)		(45,090)
Denominator:
Weighted average common shares and warrants outstanding
Basic (in number)	41,933,050		31,650,173		31,169,435
Diluted (in number)	41,933,050		31,650,173		31,169,435
Net loss per unit attributable to common stockholder
Basic	$(1.03)		$(1.96)		$(1.45)
Diluted	$(1.03)		$(1.96)		$(1.45)

Summary Of Diluted Shares Outstanding
The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

For the years ended (number of shares)	December 31, 2021	December 31, 2020	December 31, 2019
Series C Convertible Preferred Stock	2,566,186	2,566,186	2,566,186
Stock Options	432,500	432,500	399,151
Common stock issued under the Backstop Agreement	9,600,031	—	—